Long-term assets - E.1.6. Impairment testing of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill		$ 6
Bolivia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	42.00%	43.10%
Average CAPEX intensity	18.40%	17.00%
Perpetual growth rate	1.50%	3.00%
WACC rate after tax	10.70%	10.20%
Chad
Disclosure of information for cash-generating units [line items]
Average EBITDA margin		26.70%
Average CAPEX intensity		15.90%
Perpetual growth rate		2.60%
WACC rate after tax		14.80%
Colombia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	34.10%	32.10%
Average CAPEX intensity	17.70%	19.30%
Perpetual growth rate	1.90%	2.90%
WACC rate after tax	8.60%	8.90%
Costa Rica
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	36.30%	41.20%
Average CAPEX intensity	23.30%	19.90%
Perpetual growth rate	1.90%	3.10%
WACC rate after tax	10.10%	10.20%
El Salvador
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	33.40%	42.20%
Average CAPEX intensity	15.20%	15.70%
Perpetual growth rate	0.80%	1.60%
WACC rate after tax	10.70%	11.70%
Nicaragua
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	33.70%	41.00%
Average CAPEX intensity	16.20%	49.60%
Perpetual growth rate	2.00%	3.60%
WACC rate after tax	10.90%	10.10%
Panama
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	42.60%
Average CAPEX intensity	14.80%
Perpetual growth rate	1.50%
WACC rate after tax	8.30%
Paraguay
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	46.90%	50.40%
Average CAPEX intensity	16.00%	17.30%
Perpetual growth rate	1.60%	3.00%
WACC rate after tax	9.00%	9.80%
Tanzania (Zantel)
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	31.20%	37.10%
Average CAPEX intensity	12.20%	18.50%
Perpetual growth rate	1.50%	4.60%
WACC rate after tax	14.40%	14.40%
Weighted average cost of capital, measurement input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
Weighted average cost of capital, measurement input | Goodwill Impairment Risk | Nicaragua
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
Potential impairment	$ 32
Perpetual growth rate, measurement input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
Perpetual growth rate, measurement input | Goodwill Impairment Risk | Nicaragua
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Potential impairment	$ 18
EBITDA margin, measurement input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	2.00%
EBITDA margin, measurement input | Goodwill Impairment Risk | Nicaragua
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	(2.00%)
Potential impairment	$ 1
Weighted average cost of capital and perpetual growth rate, measurement input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
Weighted average cost of capital and perpetual growth rate, measurement input | Goodwill Impairment Risk | Nicaragua
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
Potential impairment	$ 63